FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01700
                                                     ---------

                     FRANKLIN GOLD AND PRECIOUS METALS FUND
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 10/31/08
                          ---------



Item 1. Schedule of Investments.



Franklin Gold and Precious Metals Fund

QUARTERLY STATEMENT OF INVESTMENTS
OCTOBER 31, 2008

CONTENTS

Statement of Investments .................................................     3
Notes to Statement of Investments ........................................     6

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Gold and Precious Metals Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2008 (UNAUDITED)

                                                                                      SHARES/
                                                                      COUNTRY        WARRANTS        VALUE
                                                                 ----------------   ----------   ------------
       COMMON STOCKS AND WARRANTS 98.1%
       GOLD AND DIVERSIFIED RESOURCES 5.6%
   (a) First Uranium Corp. ...................................        Canada           600,600   $    695,541
(a, b) First Uranium Corp., 144A .............................        Canada           544,800        630,921
   (b) Franco-Nevada Corp., 144A .............................        Canada           685,400      9,791,429
       Fresnillo PLC .........................................    United Kingdom       600,000      1,190,968
   (b) Fresnillo PLC, 144A ...................................    United Kingdom     4,036,100      8,011,447
   (a) Hecla Mining Co. ......................................    United States      1,700,000      4,233,000
       Hochschild Mining PLC .................................    United Kingdom       500,000      1,075,226
   (b) Hochschild Mining PLC, 144A ...........................    United Kingdom     2,100,000      4,515,947
       OZ Minerals Ltd. ......................................      Australia        8,882,655      5,585,860
   (a) PanAust Ltd. ..........................................      Australia       30,600,000      4,479,809
(a, b) Polymetal, GDR, 144A ..................................        Russia           250,000        730,000
       Royal Gold Inc. .......................................    United States        150,000      4,324,500
                                                                                                 ------------
                                                                                                   45,264,648
                                                                                                 ------------
       GOLD EXPLORATION AND DEVELOPMENT 3.9%
   (a) AXMIN Inc. ............................................        Canada           500,000         52,734
(a, b) AXMIN Inc. ............................................        Canada         2,000,000        210,936
   (a) Banro Corp. ...........................................        Canada           350,000        318,471
   (a) Banro Corp. ...........................................        Canada         1,200,000      1,140,000
   (a) Banro Corp., wts., 2/01/49 ............................        Canada           600,000        489,030
   (a) Bendigo Mining Ltd. ...................................      Australia       13,648,795      1,044,498
(a, b) Bendigo Mining Ltd., 144A .............................      Australia        5,000,000        382,634
   (a) Centamin Egypt Ltd. ...................................      Australia       10,500,000      4,950,782
(a, b) Centamin Egypt Ltd., 144A .............................      Australia        5,000,000      2,357,515
   (a) Gabriel Resources Ltd. ................................        Canada         1,500,000      1,550,997
(a, b) Gabriel Resources Ltd., 144A ..........................        Canada         1,500,000      1,550,997
   (a) Great Basin Gold Ltd. .................................        Canada         1,750,000      1,751,592
   (a) International Minerals Corp. ..........................        Canada           700,000      1,650,261
   (a) Ivanhoe Mines Ltd. ....................................        Canada           490,000      1,276,780
(a, b) Ivanhoe Mines Ltd. ....................................        Canada           918,600      2,393,573
   (a) Mineral Deposits Ltd. .................................      Australia        7,792,798      3,085,502
   (a) Nautilus Minerals Inc. ................................        Canada         1,250,000      1,189,097
(a, b) Nautilus Minerals Inc., 144A ..........................        Canada         1,278,000      1,215,733
(a, b) Nautilus Minerals Inc., wts., 144A, 2/15/09 ...........        Canada           639,000             --
   (a) Nevsun Resources Ltd. .................................        Canada           877,000        471,544
   (a) NovaGold Resources Inc. ...............................        Canada           650,000      1,852,500
   (a) Orezone Resources Inc. ................................        Canada         4,500,000        810,000
(a, b) Orsu Metals Corp., 144A ...............................        Canada        10,600,000        745,305
(a, b) Orsu Metals Corp., wts., 144A, 4/11/10 ................        Canada         5,300,000        142,485
   (a) Shore Gold Inc. .......................................        Canada           800,000        416,908
                                                                                                 ------------
                                                                                                   31,049,874
                                                                                                 ------------
       LONG LIFE GOLD MINES 62.8%
       Agnico-Eagle Mines Ltd. ...............................        Canada         1,300,000     35,945,000
   (a) Alamos Gold Inc. ......................................        Canada         1,596,400      6,563,081
(a, b) Alamos Gold Inc., 144A ................................        Canada           400,000      1,644,470
       AngloGold Ashanti Ltd. ................................     South Africa         78,911      1,514,657
       AngloGold Ashanti Ltd., ADR ...........................     South Africa      2,984,723     54,471,195
       Barrick Gold Corp. ....................................        Canada         2,796,283     63,531,550


                     Quarterly Statement of Investments | 3

Franklin Gold and Precious Metals Fund

                                                                                      SHARES/
                                                                      COUNTRY        WARRANTS        VALUE
                                                                 ----------------   ----------   ------------
       COMMON STOCKS AND WARRANTS (CONTINUED)
       LONG LIFE GOLD MINES (CONTINUED)
   (a) Centerra Gold Inc. ....................................        Canada           155,900   $    135,408
(a, b) Centerra Gold Inc., 144A ..............................        Canada         1,384,800      1,202,779
       Compania de Minas Buenaventura SA .....................         Peru            201,186      2,482,930
       Compania de Minas Buenaventura SA, ADR ................         Peru          2,477,972     31,321,566
   (a) Gammon Gold Inc. ......................................        Canada         2,614,500      8,737,348
       Gold Fields Ltd. ......................................     South Africa        697,191      4,898,796
       Gold Fields Ltd., ADR .................................     South Africa      2,454,528     16,322,611
       Goldcorp Inc. .........................................        Canada         3,535,490     65,953,396
   (a) Goldcorp Inc., wts., 6/09/11 ..........................        Canada             9,125         41,515
   (a) Harmony Gold Mining Co. Ltd. ..........................     South Africa      1,443,000     10,829,847
   (a) Harmony Gold Mining Co. Ltd., ADR .....................     South Africa        950,000      6,944,500
   (a) Lihir Gold Ltd. .......................................   Papua New Guinea   19,447,142     25,235,146
       Newcrest Mining Ltd. ..................................      Australia        5,585,928     77,316,841
       Newmont Mining Corp. ..................................    United States      1,075,714     28,334,307
       Randgold Resources Ltd., ADR ..........................    United Kingdom     2,052,600     63,651,126
                                                                                                 ------------
                                                                                                  507,078,069
                                                                                                 ------------
       MEDIUM LIFE GOLD MINES 14.3%
   (a) Aurizon Mines Ltd. ....................................        Canada           400,000        579,039
(a, b) Aurizon Mines Ltd. ....................................        Canada         1,800,000      2,605,674
(a, c) Central Sun Mining Inc. ...............................        Canada         3,105,100        385,280
   (a) Eldorado Gold Corp. ...................................        Canada         3,445,000     14,191,496
   (a) Golden Star Resources Ltd. ............................        Canada         1,450,000      1,317,051
       IAMGOLD Corp. .........................................        Canada         1,282,000      4,241,873
(a, b) Jinshan Gold Mines Inc., 144A .........................        Canada         5,595,000      2,314,087
   (a) Kingsgate Consolidated Ltd. ...........................      Australia        2,355,148      4,074,806
       Kinross Gold Corp. ....................................        Canada         3,503,012     36,365,953
   (a) New Gold Inc. .........................................        Canada           450,000        521,135
(a, b) New Gold Inc. .........................................        Canada           890,098      1,030,802
(a, b) New Gold Inc., wts., 12/11/08 .........................        Canada           494,499         79,765
   (a) SEMAFO Inc. ...........................................        Canada         4,725,000      3,439,491
(a, b) SEMAFO Inc., 144A .....................................        Canada         3,000,000      2,183,804
   (a) Sino Gold Mining Ltd. .................................      Australia        4,000,000      9,316,300
(a, b) Sino Gold Mining Ltd., 144A ...........................      Australia          413,333        962,684
       Yamana Gold Inc. ......................................        Canada         4,428,720     20,856,236
   (b) Yamana Gold Inc., 144A ................................        Canada         2,300,000     10,939,697
                                                                                                 ------------
                                                                                                  115,405,173
                                                                                                 ------------
       PLATINUM AND PALLADIUM 11.5%
       Anglo Platinum Ltd. ...................................     South Africa        124,000      5,050,917
       Anglo Platinum Ltd., ADR ..............................     South Africa        571,138     24,273,365
       Aquarius Platinum Ltd. ................................     South Africa      1,000,000      2,493,944
   (a) Eastern Platinum Ltd. .................................        Canada         9,585,100      2,854,360
       Impala Platinum Holdings Ltd. .........................     South Africa      3,025,000     31,081,721
       Impala Platinum Holdings Ltd., ADR ....................     South Africa      1,542,400     15,732,480
   (a) Mvelaphanda Resources Ltd. ............................     South Africa      2,650,000      7,672,047
       Lonmin PLC ............................................    United Kingdom        62,500      1,165,271
(a, d) Platinum Group Metals Ltd., 144A ......................        Canada         3,000,000      2,629,231
                                                                                                 ------------
                                                                                                   92,953,336
                                                                                                 ------------
       TOTAL COMMON STOCKS AND WARRANTS (COST $922,910,620)...                                    791,751,100
                                                                                                 ------------


                     4 | Quarterly Statement of Investments

Franklin Gold and Precious Metals Fund

                                                                                      SHARES/
                                                                      COUNTRY        WARRANTS        VALUE
                                                                 ----------------   ----------   ------------
       SHORT TERM INVESTMENTS (COST $15,158,283) 1.9%
       MONEY MARKET FUNDS 1.9%
   (e) Franklin Institutional Fiduciary Trust Money
          Market Portfolio, 1.56%.............................     United States    15,158,283   $ 15,158,283
                                                                                                 ------------
       TOTAL INVESTMENTS (COST $938,068,903) 100.0%...........                                    806,909,383
       OTHER ASSETS, LESS LIABILITIES 0.0%(f).................                                         20,758
                                                                                                 ------------
       NET ASSETS 100.0%......................................                                   $806,930,141
                                                                                                 ============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt

GDR - Global Depository Receipt

(a)  Non-income producing for the twelve months ended October 31, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At October 31, 2008, the aggregate value of these securities was $55,642,683, representing 6.90% of net assets.

(c)  See Note 5 regarding holdings of 5% voting securities.

(d)  See Note 4 regarding restricted and illiquid securities.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(f)  Rounds to less than 0.1% of net assets.

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 5

Franklin Gold and Precious Metals Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     6 | Quarterly Statement of Investments

Franklin Gold and Precious Metals Fund

3. INCOME TAXES

At October 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..............................   $ 938,129,138
                                                     =============
Unrealized appreciation ..........................   $ 189,171,588
Unrealized depreciation ..........................    (320,391,343)
                                                     -------------
Net unrealized appreciation (depreciation) .......   $(131,219,755)
                                                     =============

4. RESTRICTED SECURITIES

At October 31, 2008, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

                                                     ACQUISITION
SHARES/WARRANTS                ISSUER                    DATE         COST         VALUE
---------------   --------------------------------   -----------   ----------   ----------
3,000,000         Platinum Group Metals Ltd., 144A
                     (0.32% OF NET ASSETS) .......     9/29/08     $4,457,866   $2,629,231
                                                                                ==========

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the three months ended October 31, 2008, were as shown below.


                                 NUMBER OF                              NUMBER OF
                                SHARES HELD                            SHARES HELD     VALUE                    REALIZED
                               AT BEGINNING     GROSS       GROSS         AT END       AT END    INVESTMENT     CAPITAL
NAME OF ISSUER                   OF PERIOD    ADDITIONS   REDUCTIONS    OF PERIOD    OF PERIOD     INCOME     GAIN (LOSS)
--------------                 ------------   ---------   ----------   -----------   ---------   ----------   -----------
NON-CONTROLLED AFFILIATES
Central Sun Mining Inc.
   (0.05% OF NET ASSETS) ...       --         3,105,100       --        3,105,100     $385,280       $--          $--
                                                                                      ========       ===          ===

6. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on August 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.


                     Quarterly Statement of Investments | 7

Franklin Gold and Precious Metals Fund

6. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008, in valuing the Fund's assets carried at fair value:

                                  LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
                               ------------   -----------   ----------   ------------
ASSETS:
   Investments in Securities   $787,938,659   $16,341,493   $2,629,231   $806,909,383

At October 31, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                               INVESTMENTS IN
                                                                 SECURITIES
                                                               --------------
Beginning Balance - August 1, 2008 .........................     $        --
   Net realized gain (loss) ................................              --
   Net change in unrealized appreciation (depreciation) ....      (1,828,635)
   Net purchases (sales) ...................................     $ 4,457,866
   Transfers in and/or out of Level 3 ......................              --
                                                                 -----------
Ending Balance .............................................     $ 2,629,231
                                                                 ===========
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period ......     $(1,828,635)
                                                                 ===========


                     8 | Quarterly Statement of Investments

Franklin Gold and Precious Metals Fund

7. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 9






Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/Jennifer J. Bolt
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  December 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jennifer J. Bolt
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  December 26, 2008


By /s/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  December 26, 2008